Subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries Abstract [Abstract]
Disclosure Of Significant Investments In Subsidiaries Explanatory

41. Subsidiaries

41.1 Details of major consolidated subsidiaries as of December 31, 2020, are as follows:

Investor	Investee	Ownership (%)	Location	Date of financial statements	Industry
KB Financial Group Inc.	Kookmin Bank	100.00	Korea	Dec. 31	Banking and foreign exchange transaction
	KB Securities Co., Ltd.	100.00	Korea	Dec. 31	Financial investment
	KB Insurance Co., Ltd.	100.00	Korea	Dec. 31	Non-life insurance
	KB Kookmin Card Co., Ltd.	100.00	Korea	Dec. 31	Credit card and installment financing
	Prudential Life Insurance Company of Korea Ltd.	100.00	Korea	Dec. 31	Life insurance
	KB Asset Management Co., Ltd.	100.00	Korea	Dec. 31	Collective investment and advisory
	KB Capital Co., Ltd.	100.00	Korea	Dec. 31	Financial Leasing
	KB Life Insurance Co., Ltd.	100.00	Korea	Dec. 31	Life insurance
	KB Real Estate Trust Co., Ltd.	100.00	Korea	Dec. 31	Real estate trust management
	KB Savings Bank Co., Ltd.	100.00	Korea	Dec. 31	Savings banking
	KB Investment Co., Ltd.	100.00	Korea	Dec. 31	Capital investment
	KB Data System Co., Ltd.	100.00	Korea	Dec. 31	Software advisory, development, and supply
	KB Credit Information Co., Ltd.	100.00	Korea	Dec. 31	Collection of receivables or credit investigation

Kookmin Bank	Kookmin Bank Cambodia Plc.	100.00	Cambodia	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank (China) Ltd.	100.00	China	Dec. 31	Banking and foreign exchange transaction
	KB Microfinance Myanmar Co., Ltd.	100.00	Myanmar	Dec. 31	Microfinance services
	PRASAC Microfinance Institution Plc.	70.00	Cambodia	Dec. 31	Microfinance services
	PT Bank Bukopin TBK	67.00	Indonesia	Dec. 31	Banking and foreign exchange transaction
	PT Bank Syariah Bukopin	92.78	Indonesia	Dec. 31	Banking
	PT Bukopin Finance	97.03	Indonesia	Dec. 31	Installment financing
	KB Bank Myanmar Co., Ltd.	100.00	Myanmar	Dec. 31	Banking and foreign exchange transaction

KB Securities Co., Ltd.	KBFG Securities America Inc.	100.00	United States	Dec. 31	Investment advisory and securities dealing activities
	KB Securities Hong Kong Ltd.	100.00	China	Dec. 31	Investment advisory and securities dealing activities
	KB Securities Vietnam Joint Stock Company	99.70	Vietnam	Dec. 31	Investment advisory and securities dealing activities
	KB FINA Joint Stock Company	100.00	Vietnam	Dec. 31	Investment advisory and securities dealing activities

KB Insurance Co., Ltd.	Leading Insurance Services, Inc.	100.00	United States	Dec. 31	Management service
	LIG Insurance (China) Co., Ltd.	100.00	China	Dec. 31	Non-life insurance
	PT. KB Insurance Indonesia	70.00	Indonesia	Dec. 31	Non-life insurance
	KB Claims Survey & Adjusting	100.00	Korea	Dec. 31	Claim service
	KB Sonbo CNS	100.00	Korea	Dec. 31	Management service
	KB Golden Life Care Co., Ltd.	100.00	Korea	Dec. 31	Service

KB Kookmin Card Co., Ltd.	KB Daehan Specialized Bank Plc.	95.71	Cambodia	Dec. 31	Auto Installment finance
	PT. KB Finansia Multi Finance	80.00	Indonesia	Dec. 31	Auto Installment finance

KB Capital Co., Ltd.	PT Sunindo Kookmin Best Finance	85.00	Indonesia	Dec. 31	Auto Installment finance

KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.	KB KOLAO LEASING CO., LTD.	80.00	Laos	Dec. 31	Auto Installment finance

KB Asset Management Co., Ltd.	KBAM Shanghai Advisory Services Co., Ltd.	100.00	China	Dec. 31	General advisory

41.2 Details of consolidated structured entities as of December 31, 2020, are as follows:

	Consolidated structured entities	Reasons for consolidation
Trusts	Kookmin Bank (development trust) and 10 others	The Group controls the trust because it has power to determine management performance of the trust and is significantly exposed to variable returns that absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.
Asset-backed securitization	Able Hana Co., Ltd. and 127 others	The Group controls these investees because it has power over relevant activities in the event of default, is significantly exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt and has ability to affect those returns through its power.

Investment funds	KB Global Platform Fund and 151 others	Funds are consolidated if the Group, as a collective investor or operating manager (member), etc., can manage fund assets on behalf of other investors, or dismiss the collective investor and operating manager, and is substantially exposed to significant variable returns or has such rights.

If the Group holds more than a majority of the ownership interests but does not have the power over relevant activities of structured entities in accordance with agreements with trust and other related parties, those structured entities are excluded from the consolidation.

41.3 Condensed financial information of major subsidiaries as of December 31, 2019 and 2020, and for the years ended December 31, 2019 and 2020, are as follows:

	December 31, 2019						2019
	Assets		Liabilities		Equity		Operating revenue		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
	(In millions of Korean won)
Kookmin Bank [1]	￦	387,425,038	￦	358,420,805	￦	29,004,233	￦	20,817,431	￦	2,439,079	￦	2,428,154
KB Securities Co., Ltd. [1,2]		47,816,512		43,131,858		4,684,654		8,053,363		257,893		261,639
KB Insurance Co., Ltd. [1,2]		36,552,368		32,689,460		3,862,908		12,661,927		234,327		366,362
KB Kookmin Card Co., Ltd.[1]		22,990,114		18,925,195		4,064,919		3,102,186		316,546		306,251
KB Asset Management Co., Ltd. [1]		310,018		114,776		195,242		148,780		48,899		48,490
KB Capital Co., Ltd. [1,2]		11,190,568		10,036,077		1,154,491		931,694		117,028		115,524
KB Life Insurance Co., Ltd. [1]		9,801,905		9,186,567		615,338		1,506,417		15,963		63,107
KB Real Estate Trust Co., Ltd.		377,938		85,132		292,806		119,899		61,713		61,672
KB Savings Bank Co., Ltd.		1,361,032		1,148,625		212,407		92,435		16,301		15,433
KB Investment Co., Ltd. [1]		756,972		542,221		214,751		99,822		11,311		11,310
KB Data System Co., Ltd.		41,690		20,999		20,691		158,067		4,664		4,282
KB Credit Information Co., Ltd.		27,834		12,936		14,898		38,278		(256)		(337)

	December 31, 2020						2020
	Assets		Liabilities		Equity		Operating revenue		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
	(In millions of Korean won)
Kookmin Bank [1]	￦	438,444,114	￦	408,036,040	￦	30,408,074	￦	24,519,818	￦	2,298,195	￦	2,905,953
KB Securities Co., Ltd.[1,2]		57,570,654		52,516,488		5,054,166		10,040,497		425,622		449,507
KB Insurance Co., Ltd.[1,2]		39,078,117		35,086,458		3,991,659		13,735,778		163,884		129,042
KB Kookmin Card Co., Ltd.[1]		24,071,644		19,789,958		4,281,686		3,210,581		324,662		308,148
Prudential Life Insurance Company of Korea Ltd.[2]		25,121,656		22,681,729		2,439,927		656,062		55,711		(31,718)
KB Asset Management Co., Ltd.[1]		335,601		112,522		223,079		191,427		57,317		57,802
KB Capital Co., Ltd.[1,2]		12,823,748		11,392,177		1,431,571		1,300,378		141,646		139,949
KB Life Insurance Co., Ltd.		10,424,916		9,842,789		582,127		1,897,859		(23,185)		(33,210)
KB Real Estate Trust Co., Ltd.[1]		437,619		108,096		329,523		139,070		66,874		66,718
KB Savings Bank Co., Ltd.		1,883,720		1,658,116		225,604		104,397		17,305		16,197
KB Investment Co., Ltd.[1]		848,693		618,552		230,141		128,014		15,387		15,390
KB Data System Co., Ltd.		40,347		23,024		17,323		149,966		(1,729)		(3,367)
KB Credit Information Co., Ltd.		27,711		11,773		15,938		39,767		1,132		1,040

[1]	Financial information is based on its consolidated financial statements.
[2]	Includes fair value adjustments arising from the acquisition.

41.4 The Characteristics of Risks Associated with Consolidated Structured Entities

The terms of contractual arrangements to provide financial support to consolidated structured entities are as follows:

41.4.1 The Group has provided payment guarantees of ￦ 4,082,878 million to K plus 1st L.L.C and other subsidiaries.

41.4.2 The Group provides capital commitment to 23 subsidiaries including KB Sinansan Line Private Special Asset Fund (SOC). The unexecuted amount of the capital commitment is ￦ 1,046,516 million. Based on the capital commitment, the Group is subject to increase its investment upon the request of the asset management company or the additional agreement among investors.

41.4.3 The Group provides the guarantees of payment of principal, or principal and fixed rate of return in case the operating results of the trusts are less than the guaranteed principal, or principal and fixed rate of return.

41.5 Changes in Subsidiaries

41.5.1 Subsidiaries newly included in consolidation for the year ended December 31, 2020, are as follows:

Company	Reasons of obtaining control
Prudential Life Insurance Company of Korea Ltd. and 27 others	Holds more than a majority of the ownership interests
KB Hwaseong 1st L.L.C. and 82 others	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Global Infrastructure Synergy Private Special Asset Fund and 21 others	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Smart Scale Up Fund and 2 others	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests

41.5.2 Subsidiaries excluded from consolidation for the year ended December 31, 2020, are as follows:

Company	Reasons of losing control
KBH the 3rd L.L.C and 60 others	Termination of the commitments
Sechste Casalog KG and 16 others	Liquidation
KB Contents Panda iMBC Contents Venture Fund and 5 others	Disposal
Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1 and 27 others	Decrease in ownership interests to less than majority